RELATED PARTY TRANSACTIONS (Interest Income Received on Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Interest income – related parties, long term loans to associated companies	$ 11,925	$ 14,128	$ 14,128
River Box
Related Party Transaction [Line Items]
Interest income – related parties, long term loans to associated companies	0	0	0
SFL Deepwater
Related Party Transaction [Line Items]
Interest income – related parties, long term loans to associated companies	3,800	5,100	5,100
SFL Hercules
Related Party Transaction [Line Items]
Interest income – related parties, long term loans to associated companies	3,600	3,600	3,600
SFL Linus
Related Party Transaction [Line Items]
Interest income – related parties, long term loans to associated companies	$ 4,500	$ 5,400	$ 5,400